Offsets	May 22, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	BlackSky Technology Inc.
Form or Filing Type	S-3
File Number	333-291810
Initial Filing Date	Nov. 26, 2025
Fee Offset Claimed	$ 20,715
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Class A Common Stock, par value $0.0001 per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 150,000,000
Offset Note	The Company has terminated its offering that included the unsold securities on the prior registration statement filed on Form S-3 on December 12, 2025.
Termination / Withdrawal Statement
Pursuant to Rule 457(p) of the Securities Act, the registrant is offsetting its filing fee for this registration statement by $20,715.00 (calculated at the fee rate in effect at the date of the prior registration statement filed on Form S-3 (File No. 333- 291810) (the "Prior Prospectus")), which represents the registration fee previously paid with respect to $150,000,000.00 of unsold securities under the Prior Prospectus, resulting in a net registration fee of $13,810.00 due at this time.

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	BlackSky Technology Inc.
Form or Filing Type	S-3
File Number	333-291810
Filing Date	Nov. 26, 2025
Fee Paid with Fee Offset Source	$ 20,715
Offset Note	See Notes 1 and 2.
Termination / Withdrawal Statement	See Notes 1 and 2.